Trade Payables - Schedule of Trade Payables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trade Payables [Abstract]
Trade payables due to related parties	$ 3,300	$ 2,525,892	$ 3,036,901
Trade payables – others	66,324	3,904,446	5,345,807
Employee related payables	14,098,094	40,537	47,446
Total	$ 14,167,718	$ 6,470,875	$ 8,430,154